Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Taxes currently payable	$ 3,200	$ 4,315	$ 1,290
Deferred income taxes	(330)	(590)	(50)
Provision for income taxes	$ 2,870	$ 3,725	$ 1,240